Restructuring - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended			1 Months Ended
	May 31, 2013	May 31, 2014	May 31, 2013	May 31, 2014 Employee Severance	May 31, 2013 Consumer Segment Two Thousand Thirteen Plan Facility Position	May 31, 2013 Consumer Segment Two Thousand Thirteen Plan Employee Severance	May 31, 2013 Consumer Segment Two Thousand Thirteen Plan Facility Closing	May 31, 2013 Industrial Segment Two Thousand Thirteen Plan	May 31, 2013 Industrial Segment Two Thousand Thirteen Plan Employee Severance Position
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 23,900,000	$ 243,000	$ 20,072,000	$ 243,000	$ 15,600,000	$ 8,200,000	$ 7,400,000	$ 4,500,000
Number of position eliminated					133
Number of shutdown manufacturing facilities					2
Inventory markdowns	$ 3,900,000				$ 3,900,000
Expected number of positions to be eliminated									34